Condensed Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net (loss) income	$ (1.0)	$ 42.3	$ (38.9)	$ 55.4
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	(10.8)	0.3	4.7	(1.1)
Unrealized (losses) gains on derivative contracts, net	(1.8)	(0.2)	1.2	(0.5)
Amortization of prior service costs and actuarial losses, net	3.5	5.3	7.3	10.4
Total other comprehensive (loss) income, net of tax	(9.1)	5.4	13.2	8.8
Comprehensive (loss) income	$ (10.1)	$ 47.7	$ (25.7)	$ 64.2